Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash And Cash Equivalents And Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$ 85,836	$ 58,452
Restricted cash	1,710	5,494
Total cash, cash equivalents and restricted cash	$ 87,546	$ 63,946	$ 66,014